U.S. Bancorp Fund Services, LLC
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91740



March 13, 2002


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      Rule 497(j)
         Brandes Investment Trust
         on behalf of the Brandes Institutional International Equity Fund (File #33-81396; 811-08614)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Brandes Investment Trust, (the "Trust"), does not differ from that contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed electronically on March 1, 2002.

     If you have any questions, please do not hesitate to call me at (626) 914-7385.


Very truly yours,


/s/ Joy Ausili
----------------
Joy Ausili
Mutual Fund Administrator